CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues		$ 305,448	$ 266,090	$ 239,840
Cost of Revenues		192,117	161,145	152,932
Gross profit		113,331	104,945	86,908
Research and development expenses, net		38,136	41,173	35,640
Selling and marketing expenses		27,381	25,243	21,694
General and administrative expenses		26,868	19,215	18,412
Other operating expenses (income), net	[1]	(6,751)	(8,771)	438
Impairment of held for sale asset		0	0	771
Operating income (loss)		27,697	28,085	9,953
Financial income/expenses, net		1,504	109	(2,818)
Income before taxes on income		29,201	28,194	7,135
Taxes on income		(4,352)	(4,690)	(13,063)
Net income/loss		24,849	23,504	(5,928)
Depreciation and amortization expenses		13,554	13,402	11,608
Satellite Networks [Member]
Segment Reporting Information [Line Items]
Revenues		198,174	168,527	120,381
Cost of Revenues		114,018	79,984	63,463
Gross profit		84,156	88,543	56,918
Research and development expenses, net		28,684	30,415	26,045
Selling and marketing expenses		22,916	21,316	18,043
General and administrative expenses		15,243	6,818	7,068
Other operating expenses (income), net	[1]	1,877	(6,162)	438
Impairment of held for sale asset				0
Operating income (loss)		15,436	36,156	5,324
Depreciation and amortization expenses		9,082	6,286	5,009
Integrated Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		54,925	46,133	61,376
Cost of Revenues		38,220	34,651	43,742
Gross profit		16,705	11,482	17,634
Research and development expenses, net		9,452	10,758	9,595
Selling and marketing expenses		2,304	2,292	2,068
General and administrative expenses		4,765	5,231	5,212
Other operating expenses (income), net	[1]	631	0	0
Impairment of held for sale asset				0
Operating income (loss)		(447)	(6,799)	759
Depreciation and amortization expenses		2,712	3,124	3,093
Network Infrastructure and Services [Member]
Segment Reporting Information [Line Items]
Revenues		52,349	51,430	58,083
Cost of Revenues		39,879	46,510	45,727
Gross profit		12,470	4,920	12,356
Research and development expenses, net		0	0	0
Selling and marketing expenses		2,161	1,635	1,583
General and administrative expenses		6,860	7,166	6,132
Other operating expenses (income), net	[1]	(9,259)	(2,609)	0
Impairment of held for sale asset				0
Operating income (loss)		12,708	(1,272)	4,641
Depreciation and amortization expenses		$ 1,760	$ 3,992	3,506
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues				0
Cost of Revenues				0
Gross profit				0
Research and development expenses, net				0
Selling and marketing expenses				0
General and administrative expenses				0
Other operating expenses (income), net	[1]			0
Impairment of held for sale asset				771
Operating income (loss)				(771)
Depreciation and amortization expenses				$ 0

[1]	See Note 14